INCOME TAXES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Total Deferred Tax Assets	$ 10,319,663	$ 8,257,238
Valuation Allowance for Deferred Tax Assets	(10,319,663)	(8,257,238)
Deferred Tax Assets, net of valuation allowance
Total Net Deferred Tax Asset